UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2005

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York  November 1, 2005

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	54

Form 13F Information Table Value Total:	$4,850,501,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alleghany Corp.                COM              017175100    64157   209662 SH       SOLE                   177605             32057
Altera Corporation             COM              021441100   168661  8825786 SH       SOLE                  7956946            868840
Apache                         COM              037411105   100874  1341049 SH       SOLE                  1295829             45220
Baker Hughes Inc.              COM              057224107   226172  3789751 SH       SOLE                  3439417            350334
Berkley W R Corp.              COM              084423102     2025    51298 SH       SOLE                    51298
Blue Nile Inc                  COM              09578R103      753    23800 SH       SOLE                    23800
Burlington Resources           COM              122014103   100164  1231730 SH       SOLE                  1186930             44800
Carmax Inc.                    COM              143130102    29705   949953 SH       SOLE                   851553             98400
Cimarex Energy Co.             COM              171798101    52930  1167652 SH       SOLE                   973332            194320
Citigroup Inc.                 COM              172967101   131920  2898072 SH       SOLE                  2656352            241720
Comcast Corp.                  COM              20030N101     3210   109273 SH       SOLE                    97463             11810
Comcast Corp. Cl A Special     COM              20030N200   225620  7839469 SH       SOLE                  7140209            699260
Costco Wholesalers Corp        COM              22160K105    67887  1575470 SH       SOLE                  1530570             44900
Dell Inc.                      COM              24702R101   208843  6106510 SH       SOLE                  5575133            531377
Discovery Holding              COM              25468Y107    62681  4343793 SH       SOLE                  4038623            305170
Dolby Laboratories Inc Class A COM              25659T107      240    15000 SH       SOLE                    15000
Dresser-Rand Group             COM              261608103     1478    60000 SH       SOLE                    60000
Encana Corp                    COM              292505104      350     6000 SH       SOLE                     6000
Equity Residential             COM              29476L107    12650   334220 SH       SOLE                   285720             48500
Family Dollar Stores Inc.      COM              307000109    12920   650215 SH       SOLE                   476615            173600
Fidelity National Financial In COM              316326107     8758   196711 SH       SOLE                   195241              1470
L-3 Communications Holdings In COM              502424104   157210  1988239 SH       SOLE                  1783905            204334
Liberty Global Class C         COM              530555309   140619  5460925 SH       SOLE                  5043731            417194
Liberty Global Inc.            COM              530555101   132791  4901839 SH       SOLE                  4484645            417194
Liberty Media Corporation New  COM              530718105   198644 24676330 SH       SOLE                 22556706           2119624
Microsoft Corp.                COM              594918104   235612  9157097 SH       SOLE                  8353011            804086
Millipore Corp.                COM              601073109    10327   164200 SH       SOLE                   155100              9100
Montpelier Re Holdings Ltd.    COM              G62185106      621    25000 SH       SOLE                    25000
Nabors Industries Ltd.         COM              G6359F103      309     4300 SH       SOLE                     4300
National Grid PLC (ADR)        COM              636274300    37442   797483 SH       SOLE                   563617            233866
National Instruments Corp.     COM              636518102   107861  4377459 SH       SOLE                  3939209            438250
Neustar Inc-Class A            COM              64126X201     7642   238900 SH       SOLE                   231100              7800
Newfield Exploration Co.       COM              651290108   159094  3240200 SH       SOLE                  2854400            385800
Noble Energy Inc.              COM              655044105   128432  2738431 SH       SOLE                  2400601            337830
Novartis AG (ADR)              COM              66987V109     5870   115100 SH       SOLE                   115100
Praxair, Inc.                  COM              74005P104   155027  3234441 SH       SOLE                  3089670            144771
Progressive Corp.              COM              743315103   149142  1423517 SH       SOLE                  1295950            127567
Rogers Communications          COM              775109200    49717  1260248 SH       SOLE                  1012331            247917
Sanofi-Aventis (ADR)           COM              80105N105   219369  5279629 SH       SOLE                  4781795            497834
Schlumberger                   COM              806857108    10041   119000 SH       SOLE                   119000
Scottish Re Group Ltd.         COM              G7885T104    10093   423385 SH       SOLE                   391085             32300
St. Paul Travelers             COM              792860108   142845  3183539 SH       SOLE                  2858838            324701
Symantec Corp.                 COM              871503108   111861  4936507 SH       SOLE                  4550907            385600
Talk America Holdings, Inc.    COM              87426R202      141    15000 SH       SOLE                    15000
Teradyne Inc.                  COM              880770102     5704   345715 SH       SOLE                   292715             53000
Texas Instruments              COM              882508104     7084   208960 SH       SOLE                   208960
UnitedHealth Group Inc.        COM              91324P102   303226  5395476 SH       SOLE                  4899862            495614
Verifone Holdings Inc.         COM              92342y109     5116   254400 SH       SOLE                   254400
Vodafone Group PLC (ADR)       COM              92857W100   170677  6572075 SH       SOLE                  6247875            324200
Wachovia Corp.                 COM              929903102   207090  4351537 SH       SOLE                  3974728            376809
Wal Mart                       COM              931142103    38894   887590 SH       SOLE                   794890             92700
Waste Management Inc.          COM              94106L109   232510  8126883 SH       SOLE                  7365183            761700
White Mountains Insurance Grou COM              964126106     5795     9595 SH       SOLE                     9395               200
Willis Group Holdings Ltd.     COM              G96655108   221733  5905011 SH       SOLE                  5410511            494500